Capital structure and financial items - Financial risks - Credit Exposure (Details) - DKK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of external credit grades [line items]
Credit exposure	kr 15,842	kr 21,156
AA-range
Disclosure of external credit grades [line items]
Credit exposure	8,079	13,304
A-range
Disclosure of external credit grades [line items]
Credit exposure	7,326	7,336
BBB-range
Disclosure of external credit grades [line items]
Credit exposure	246	438
Not rated or below BBB-range
Disclosure of external credit grades [line items]
Credit exposure	191	78
Cash at bank
Disclosure of external credit grades [line items]
Credit exposure	15,638	18,852
Cash at bank | AA-range
Disclosure of external credit grades [line items]
Credit exposure	7,989	12,369
Cash at bank | A-range
Disclosure of external credit grades [line items]
Credit exposure	7,212	5,967
Cash at bank | BBB-range
Disclosure of external credit grades [line items]
Credit exposure	246	438
Cash at bank | Not rated or below BBB-range
Disclosure of external credit grades [line items]
Credit exposure	191	78
Derivative financial instruments
Disclosure of external credit grades [line items]
Credit exposure	204	2,304
Derivative financial instruments | AA-range
Disclosure of external credit grades [line items]
Credit exposure	90	935
Derivative financial instruments | A-range
Disclosure of external credit grades [line items]
Credit exposure	kr 114	kr 1,369